Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Sales & other services	$ 1	$ 7	$ 24
Other purchases	1	65	24
Accounts receivable	7	8	22
Accounts payable	$ 51	$ 61	$ 56